Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

The following is a summary of property and equipment:

	December 31,
	2023	2022
Office equipment	$250,661	$245,747
Robot assets	2,092,293	3,561,288
Total	2,342,954	3,807,035
Less: accumulated depreciation	(2,294,532)	(430,608)
Property and equipment, net	$48,422	$3,376,427

Depreciation expense was $1,863,924 and $388,139 for the years ended December 31, 2023 and 2022, respectively.

As of December 31, 2023, the Company fully impaired the carrying amount of the robot assets pursuant to its annual impairment assessment. The Company recorded an impairment expense of $1,468,995.